GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Changes in carrying amount of goodwill
Balance at the beginning of the period, Gross Amount		¥ 175,945	¥ 112,785	¥ 66,650
Balance at the beginning of the period, Accumulated Impairment Loss		(4,441)	(4,441)	(1,996)
Balance at the beginning of the period, Net Amount		171,504	108,344	64,654
Impairment losses recognized		0	0	(2,445)
Increase in goodwill related to acquisitions		2,093,254	63,160	46,135
Balance at the end of the period, Gross Amount		2,269,199	175,945	112,785
Balance at the end of the period, Accumulated Impairment Loss		(4,441)	(4,441)	(4,441)
Balance at the end of the period, Net Amount	$ 348,087	¥ 2,264,758	¥ 171,504	¥ 108,344